Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Amortization Methods and Estimated Useful Lives

Amortization methods and estimated useful lives of the respective assets are set out as follows:

Category	Amortization Method	Estimated Useful Life
Self-developed communications platform	Straight-line method	5 years
Intangible assets arising from business combination
Distribution channel	Accelerated method	10 years
Technology	Straight-line method	5-10 years
Backlog	Straight-line method	3.75 years
Customer relationship	Accelerated method	8.75 years
Database	Straight-line method	10 years
Other	Straight-line method	5 years

Schedule of Disaggregates Revenue Into three Revenue Streams, Onsisting of SaaS/PaaS Services, Cloud Related Services and AI Solution Services

For the years ended June 30, 2026, 2025 and 2024, most of the Company’s revenue was generated in the PRC and contributed by the VIE and VIE’s subsidiaries. The Company disaggregates revenue into three revenue streams, consisting of SaaS/PaaS services, cloud related services and AI solution services, as follows:

	For the Years Ended June 30,
	2026	2025	2024
SaaS/PaaS services
Real-time engagement services	$7,753,954	$12,577,033	$21,129,793
SMS services	5,154,181	11,845,128	12,894,028
Subtotal	12,908,135	24,422,161	34,023,821
Cloud related services
Customized platform development services	643,580	1,264,003	2,685,800
Software license and other cloud related services	1,041,097	1,712,910	3,383,772
Subtotal	1,684,677	2,976,913	6,069,572
AI solution services	16,854,417	15,138,032	19,701,268
Total revenues	$31,447,229	$42,537,106	$59,794,661

The Company disaggregates revenue by transferal of products/services as follows:

	For the Years Ended June 30,
	2026	2025	2024
Services transferred over time	$12,681,587	$24,280,366	$32,370,145
Services transferred at a point in time	1,684,677	2,976,913	6,069,572
Goods transferred at a point in time	17,080,965	15,279,827	21,354,944
Total revenues	$31,447,229	$42,537,106	$59,794,661

Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	As of June 30,
	2026	2025	2024
Year-end spot rate	6.7851	7.1636	7.2672

	For the Year Ended June 30,
	2026	2025	2024
Average rate	6.9940	7.2143	6.9728